Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 77,770	SFr 70,009
Deposits paid for securities borrowed	39,325	45,337
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	117,095	115,346
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	20,305	20,606
Deposits received for securities lent	4,318	5,890
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	24,623	26,496
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	77,770	70,009
Deposits paid for securities borrowed	39,325	45,337
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	117,095	115,346
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	20,305	20,606
Deposits received for securities lent	4,318	5,890
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 24,623	SFr 26,496